Risk Management Activities - Non-Hedges (Details) € in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	$ 2				$ 2
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022-2025, Contract One
Disclosure of detailed information about hedges [line items]
Hedging instrument, liabilities	(5)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022-2025, Contract Two
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	8
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022, Contract One
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022, Contract Two
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021-2024, Contract One
Disclosure of detailed information about hedges [line items]
Hedging instrument, liabilities					(14)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021-2024, Contract Two
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets					9
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021, Contract One
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets					0
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021, Contract Two
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets					0
Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2022
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	1				2
Australia, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022-2025, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount sold			$ 28
Australia, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount sold
Australia, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021-2024, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount sold							$ 197
Australia, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount sold							$ 4
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022-2025, Contract One
Disclosure of detailed information about hedges [line items]
Derivative, notional amount purchased	26
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022-2025, Contract Two
Disclosure of detailed information about hedges [line items]
Derivative, notional amount purchased	357
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount sold
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021-2024, Contract One
Disclosure of detailed information about hedges [line items]
Derivative, notional amount purchased					181
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021-2024, Contract Two
Disclosure of detailed information about hedges [line items]
Derivative, notional amount purchased					72
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount sold					1
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2022
Disclosure of detailed information about hedges [line items]
Notional amount sold	$ 191				$ 191
U.S. Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022-2025, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount sold		$ 271
U.S. Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022, Contract One
Disclosure of detailed information about hedges [line items]
Derivative, notional amount purchased
U.S. Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021-2024, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount sold						$ 47
U.S. Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021, Contract One
Disclosure of detailed information about hedges [line items]
Derivative, notional amount purchased						3
U.S. Dollars | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2022
Disclosure of detailed information about hedges [line items]
Derivative, notional amount purchased		$ 150				$ 150
Euro Member Countries, Euro | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022, Contract Two
Disclosure of detailed information about hedges [line items]
Derivative, notional amount purchased | €
Euro Member Countries, Euro | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021, Contract Two
Disclosure of detailed information about hedges [line items]
Derivative, notional amount purchased | €								€ 1